Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Severance Compensation [Member]
Disclosure Of Capitalization [Line Items]
Retirement benefits	10 years 4 months 24 days	10 years
Retirement Benefits [Member]
Disclosure Of Capitalization [Line Items]
Retirement benefits	14 years 8 months 12 days	14 years 1 month 6 days